SEGMENT INFORMATION (TABLES)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2014	2015	2016
	$	$	$
Net sales:
Metal stamping and Mechanical OEM	13,820	12,520	10,268
Electric OEM	9,116	9,853	12,667
Total net sales	22,936	22,373	22,935

Operating income:
Metal stamping and Mechanical OEM	527	745	738
Electric OEM	352	605	916
Corporate	(86)	(79)	(138)
Total operating income	793	1,271	1,516

Interest expense:
Metal stamping and Mechanical OEM	1	-	-
Electric OEM	-	-	-
Total interest expense	1	-	-

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	306	226	137
Electric OEM	251	167	180
Total depreciation and amortization	557	393	317

Capital expenditure:
Metal stamping and Mechanical OEM	44	71	226
Electric OEM	29	58	298
Total capital expenditure	73	129	524

	As of March 31,
	2015	2016
	$	$
Total assets:
Metal stamping and Mechanical OEM	9,123	7,268
Electric OEM	7,732	9,638
Corporate	132	133
Total assets	16,987	17,039

	As of March 31,
	2015	2016
	$	$
Long-lived assets:
Metal stamping and Mechanical OEM	609	518
Electric OEM	485	603
Total long-lived assets	1,094	1,121

Schedule Of Segment Reporting Information By Geographical Segment [Table Text Block]

All of the Group's sales are co-ordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2014	2015	2016
	$	$	$
Net sales:
Hong Kong and China	5,086	4,703	5,662
Other Asian countries	1,489	1,734	134
Europe	15,564	15,153	16,342
North America	797	783	797
	22,936	22,373	22,935